Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Arizona Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Arizona Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(3.23%)
Annual Return 2008	(35.71%)
Annual Return 2009	42.79%
Annual Return 2010	4.65%
Annual Return 2011	15.27%